Derivative Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Derivative Financial Instruments at Notional Value

The following table provides the aggregate notional amounts of derivative financial instruments outstanding by type and segregated between those used by the Bank in its dealer capacity (Trading) and those derivatives designated in hedging relationships. The notional amounts of these contracts represent the derivatives volume outstanding and do not represent the potential gain or loss associated with the market risk or credit risk of such instruments. Credit derivatives within other derivative contracts are comprised primarily of purchased and sold credit default swap transactions. To a lesser extent, this category also includes total return swaps referenced to loans and debt securities. Other derivative contracts – other includes precious metals other than gold, and other commodities including energy and base metal derivatives.

	2018			2017
As at October 31 ($ millions)	Trading	Hedging	Total	Trading	Hedging	Total
Interest rate contracts
Exchange-traded:
Futures	$127,595	$–	$127,595	$161,590	$–	$161,590
Options purchased	3,402	–	3,402	5,474	–	5,474
Options written	–	–	–	2,894	–	2,894
	130,997	–	130,997	169,958	–	169,958
Over-the-counter:
Forward rate agreements	11,407	–	11,407	208	–	208
Swaps	403,061	30,480	433,541	441,607	18,609	460,216
Options purchased	29,617	–	29,617	34,190	–	34,190
Options written	34,655	–	34,655	38,099	–	38,099
	478,740	30,480	509,220	514,104	18,609	532,713
Over-the-counter (settled through central counterparties):
Forward rate agreements	319,026	–	319,026	329,853	–	329,853
Swaps	3,028,670	136,188	3,164,858	2,236,148	106,979	2,343,127
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	3,347,696	136,188	3,483,884	2,566,001	106,979	2,672,980
Total	$3,957,433	$166,668	$4,124,101	$3,250,063	$125,588	$3,375,651
Foreign exchange and gold contracts
Exchange-traded:
Futures	$7,476	$–	$7,476	$32,452	$–	$32,452
Options purchased	48	–	48	16	–	16
Options written	36	–	36	481	–	481
	7,560	–	7,560	32,949	–	32,949
Over-the-counter:
Spot and forwards	412,229	26,433	438,662	427,112	21,623	448,735
Swaps	340,614	57,380	397,994	321,567	63,300	384,867
Options purchased	42,497	–	42,497	39,100	–	39,100
Options written	41,768	–	41,768	39,547	–	39,547
	837,108	83,813	920,921	827,326	84,923	912,249
Over-the-counter (settled through central counterparties):
Spot and forwards	27,886	–	27,886	–	–	–
Swaps	–	–	–	–	–	–
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	27,886	–	27,886	–	–	–
Total	$872,554	$83,813	$956,367	$860,275	$84,923	$945,198
Other derivative contracts
Exchange-traded:
Equity	$43,323	$–	$43,323	$33,287	$–	$33,287
Credit	–	–	–	–	–	–
Commodity and other contracts	55,076	–	55,076	45,938	–	45,938
	98,399	–	98,399	79,225	–	79,225
Over-the-counter:
Equity	79,226	756	79,982	64,444	796	65,240
Credit	18,902	–	18,902	26,737	–	26,737
Commodity and other contracts	45,174	–	45,174	34,715	–	34,715
	143,302	756	144,058	125,896	796	126,692
Over-the-counter (settled through central counterparties):
Equity	–	–	–	2,863	–	2,863
Credit	10,964	–	10,964	10,855	–	10,855
Commodity and other contracts	326	–	326	6,762	–	6,762
	11,290	–	11,290	20,480	–	20,480
Total	$252,991	$756	$253,747	$225,601	$796	$226,397
Total notional amounts outstanding	$5,082,978	$251,237	$5,334,215	$4,335,939	$211,307	$4,547,246

(1)	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.

Summary of Remaining Term to Maturity of Notional Amounts of Bank's Derivative Financial Instruments

The following table summarizes the remaining term to maturity of the notional amounts of the Bank’s derivative financial instruments by type:

As at October 31, 2018 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$72,068	$55,519	$8	$127,595
Forward rate agreements	227,761	92,717	9,955	330,433
Swaps	1,316,741	1,448,580	833,078	3,598,399
Options purchased	6,644	22,985	3,390	33,019
Options written	4,211	24,718	5,726	34,655
	1,627,425	1,644,519	852,157	4,124,101
Foreign exchange and gold contracts
Futures	3,005	4,100	371	7,476
Spot and forwards	438,760	26,241	1,547	466,548
Swaps	90,987	195,484	111,523	397,994
Options purchased	39,505	2,851	189	42,545
Options written	39,395	2,199	210	41,804
	611,652	230,875	113,840	956,367
Other derivative contracts
Equity	84,333	34,890	4,082	123,305
Credit	13,056	13,798	3,012	29,866
Commodity and other contracts	70,292	29,958	326	100,576
	167,681	78,646	7,420	253,747
Total	$2,406,758	$1,954,040	$973,417	$5,334,215

As at October 31, 2017 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$62,152	$98,731	$707	$161,590
Forward rate agreements	282,062	47,999	–	330,061
Swaps	971,003	1,172,422	659,918	2,803,343
Options purchased	10,690	17,036	11,938	39,664
Options written	5,809	23,800	11,384	40,993
	1,331,716	1,359,988	683,947	3,375,651
Foreign exchange and gold contracts
Futures	4,810	27,474	168	32,452
Spot and forwards	401,461	47,210	64	448,735
Swaps	96,767	185,747	102,353	384,867
Options purchased	36,291	2,825	–	39,116
Options written	37,309	2,719	–	40,028
	576,638	265,975	102,585	945,198
Other derivative contracts
Equity	73,983	26,514	893	101,390
Credit	18,249	15,272	4,071	37,592
Commodity and other contracts	50,253	37,021	141	87,415
	142,485	78,807	5,105	226,397
Total	$2,050,839	$1,704,770	$791,637	$4,547,246

Summary of Credit Exposure of Derivative Financial Instruments

	2018				2017
As at October 31 ($ millions)	Notional amount	Credit risk amount (CRA)(1)	Credit equivalent amount (CEA)(1)	CET1 Risk Weighted Assets(2)	Notional amount	Credit risk amount (CRA)(1)	Credit equivalent amount (CEA)(1)	CET1 Risk Weighted Assets(2)
Interest rate contracts
Futures	$127,595	$–	$93	$–	$161,590	$–	$65	$–
Forward rate agreements	330,433	36	157	82	330,061	20	30	20
Swaps	3,598,399	96	4,436	1,125	2,803,343	250	5,459	1,341
Options purchased	33,019	36	138	63	39,664	5	105	57
Options written	34,655	–	2	1	40,993	–	15	3
	4,124,101	168	4,826	1,271	3,375,651	275	5,674	1,421
Foreign exchange and gold contracts
Futures	7,476	–	85	–	32,452	–	56	–
Spot and forwards	466,548	2,571	5,440	2,006	448,735	2,370	6,311	1,765
Swaps	397,994	4,297	8,232	2,604	384,867	4,023	7,297	1,898
Options purchased	42,545	712	240	76	39,116	523	515	113
Options written	41,804	–	20	5	40,028	–	83	12
	956,367	7,580	14,017	4,691	945,198	6,916	14,262	3,788
Other derivative contracts
Equity	123,305	455	4,927	1,505	101,390	45	5,123	1,575
Credit	29,866	239	420	119	37,592	12	1,421	174
Commodity and other contracts	100,576	1,182	8,052	830	87,415	9	10,953	807
	253,747	1,876	13,399	2,454	226,397	66	17,497	2,556
Credit Valuation Adjustment(2)	–	–	–	4,616	–	–	–	2,988
Total derivatives	$5,334,215	$9,624	$32,242	$13,032	$4,547,246	$7,257	$37,433	$10,753
Amount settled through central counterparties(3)
Exchange-traded	236,956	–	7,300	153	282,132	–	10,385	208
Over-the-counter	3,523,060	–	781	16	2,693,460	–	1,334	27
	$3,760,016	$–	$8,081	$169	$2,975,592	$–	$11,719	$235

(1)

The amounts presented are net of collateral and master netting agreements at the product level. The total amounts relating to netting and collateral were $27,934 (2017 – $28,107) for CRA, and $63,831 (2017 – $51,623) for CEA.

(2)	As per OSFI guideline, effective 2014, Credit Valuation Adjustment (CVA) to CET1 RWA for derivatives was phased-in. In 2018, the CVA was 0.80 (2017 – 0.72).
(3)	Amounts are included under total derivatives above. Amounts include exposures settled directly through central counterparties and exposures settled through clearing members of central counterparties.

Summary of Financial Derivatives at Fair Value

The following table summarizes the fair value of derivatives segregated by type and segregated between trading and those derivatives designated in hedging relationships.

As at October 31 ($ millions)	2018		2018		2017
	Average fair value		Year-end fair value		Year-end fair value(1)
	Favourable	Unfavourable	Favourable	Unfavourable	Favourable	Unfavourable
Trading
Interest rate contracts
Forward rate agreements	$83	$17	$57	$–	$27	$1
Swaps	8,193	10,130	8,158	8,956	8,895	10,330
Options	84	107	104	128	53	75
	8,360	10,254	8,319	9,084	8,975	10,406
Foreign exchange and gold contracts
Forwards	5,213	5,232	6,611	5,800	5,973	5,223
Swaps	10,660	8,570	11,864	10,292	10,945	8,774
Options	765	691	826	831	730	681
	16,638	14,493	19,301	16,923	17,648	14,678
Other derivative contracts
Equity	2,451	3,380	2,361	2,895	2,274	3,233
Credit	299	128	349	70	175	179
Commodity and other contracts	2,829	2,765	3,607	3,328	1,576	2,049
	5,579	6,273	6,317	6,293	4,025	5,461
Trading derivatives’ market valuation	$30,577	$31,020	$33,937	$32,300	$30,648	$30,545
Hedging
Interest rate contracts
Swaps			$720	$2,002	$803	$684
Foreign exchange and gold contracts
Forwards			331	310	634	215
Swaps			2,570	3,304	3,218	2,756
			$2,901	$3,614	$3,852	$2,971
Other derivative contracts
Equity			$–	$51	$61	$–
Hedging derivatives’ market valuation			$3,621	$5,667	$4,716	$3,655
Total derivative financial instruments as per Statement of Financial Position			$37,558	$37,967	$35,364	$34,200

Less: impact of master netting and collateral(2)			27,934	27,934	28,107	28,107
Net derivative financial instruments(2)			$9,624	$10,033	$7,257	$6,093

(1)

The average fair value of trading derivatives’ market valuation for the year ended October 31, 2017 was: favourable $30,780 and unfavourable $34,032. Average fair value amounts are based on the latest 13 month-end balances.

(2)

Master netting agreement amounts are based on the capital adequacy criteria of the Basel Committee on Banking Supervision (BCBS) and OSFI. These criteria allow netting where there are legally enforceable contracts which enable net settlement in the event of a default, bankruptcy, liquidation or similar circumstances.

Summary of Notional Amount of Derivatives and Carrying Amount of Deposit Liabilities

The following table summarizes the notional amounts of derivatives and carrying amounts of cash and deposit liabilities designated as hedging instruments.

	Notional amounts(1)
	Remaining term to maturity			No specific
As at October 31, 2018 ($ millions)	Within one year	One to five years	Over five years	maturity	Total
Fair value hedges
Interest rate risk – swaps	$16,006	$78,236	$11,270	$–	$105,512
Foreign currency/interest rate risk – swaps	–	689	–	–	689

Cash flow hedges
Interest rate risk – swaps	12,257	21,908	9,713	–	43,878
Foreign currency/interest rate risk – swaps	5,539	19,193	2,489	–	27,221
Foreign currency risk
Swaps	20,983	63,697	8,465	–	93,145
Foreign currency forwards	8,999	–	–	–	8,999
Cash	–	–	–	92	92
Equity risk – total return swaps	298	458	–	–	756

Net investment hedges
Foreign currency risk
Foreign currency forwards	17,434	–	–	–	17,434
Deposit liabilities – carrying amount	–	–	–	6,077	6,077
Total	$81,516	$184,181	$31,937	$6,169	$303,803

(1)	Notional amounts relating to derivatives that are hedging multiple risks in both assets and liabilities are included in more than one category.

Summary of Average Price or Rate of Hedging Instruments

The following table shows the average rate or price of significant hedging instruments.

	Average rate or price(1)
As at October 31, 2018	Fixed interest rate	FX rate	Price
Fair value hedges
Interest rate risk – swaps	2.04%	n/a	n/a
Foreign currency/interest rate risk – swaps
CAD-USD	2.22%	1.29	n/a
CAD-EUR	3.02%	1.33	n/a

Cash flow hedges
Interest rate risk – swaps	2.37%	n/a	n/a
Foreign currency/ interest rate risk – swaps
CAD-USD	1.75%	1.27	n/a
Foreign currency risk
Swaps
CAD-USD	n/a	1.30	n/a
CAD-EUR	n/a	1.48	n/a
CAD-GBP	n/a	1.74	n/a
Foreign currency forwards
CAD-USD	n/a	1.30	n/a
Equity price risk – total return swaps	n/a	n/a	$73.87

Net investment hedges
Foreign currency risk – foreign currency forwards
CAD-USD	n/a	1.29	n/a
CAD-MXN	n/a	15.77	n/a
CAD-PEN	n/a	2.59	n/a

(1)

The average rate or price is calculated in aggregate for all of the Bank’s hedge relationships, including hedges of assets and liabilities. The majority of the Bank’s hedges have a remaining term of maturity of less than 5 years.

Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges

For fair value hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

For the year ended October 31, 2018 ($ millions)	Carrying amount of the hedging instruments(1)		Hedge Ineffectiveness(2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item(4)
	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item(3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$448	$(1,454)	$(475)	$469	$(6)
Investment securities			360	(367)	(7)	$16,286	$(149)	$63
Loans			260	(265)	(5)	23,763	(246)	(149)
Deposit liabilities			(1,037)	1,043	6	(58,026)	1,065	186
Subordinated debentures			(58)	58	–	(3,923)	37	40
Foreign currency/interest rate risk – swaps	7	(31)	–	(1)	(1)
Investment securities			5	(5)	–	814	6	–
Deposit liabilities			(4)	4	–	(466)	3	–
Subordinated debentures			(1)	–	(1)	–	–	–
Total	$455	$ (1,485)	$ (475)	$468	$ (7)	$ (21,552)	$716	$140

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2018.
(3)

This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item.

Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges for Cash Flow Hedges and Net Investment Hedges

For cash flow hedges and net investment hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments(1)		Hedge Ineffectiveness(2)
For the year ended October 31, 2018 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness(3)	Ineffectiveness recorded in non-interest income – other(4)
Cash flow hedges
Interest rate risk – swaps	$961	$(1,350)	$(339)	$(341)	$2
Foreign currency/interest rate risk – swaps	101	(955)	(530)	(549)	(6)
Foreign currency risk
Swaps	1,773	(1,516)	(563)	(562)	(6)
Foreign currency forwards	143	(14)	332	332	–
Cash	92	–	1	1	–
Equity risk – total return swaps	–	(51)	(92)	(92)	–
	3,070	(3,886)	(1,191)	(1,211)	(10)
Net investment hedges
Foreign currency risk
Foreign currency forwards	188	(296)	(160)	(160)	–
Deposit liabilities	–	(6,077)	(121)	(121)	–
	188	(6,373)	(281)	(281)	–
Total	$3,258	$ (10,259)	$ (1,472)	$ (1,492)	$ (10)

(1)

Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2018.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)

For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

Summary of Effectiveness of Cash Flow and Net Investment Hedges on Consolidated Statement of Other Comprehensive Income

For cash flow hedges and net investment hedges, the following table contains information regarding the impacts on the Consolidated Statement of Other Comprehensive Income on a pre-tax basis.

	AOCI as at November 1, 2017	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income(1)	Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur(1)	Net gains (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction	AOCI as at October 31, 2018	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2018
For the year ended October 31, 2018 ($ millions)							Active hedges	Discountinued hedges
Cash flow hedges
Interest rate risk	$104	$(341)	$83	$–	$–	$(154)	$(262)	$108
Foreign currency/interest rate risk	(151)	(524)	225	–	–	(450)	(352)	(98)
Foreign currency risk	321	(224)	464	(22)	(94)	445	433	12
Equity risk	46	(92)	39	–	–	(7)	(7)	–
	320	(1,181)	811	(22)	(94)	(166)	(188)	22
Net investment hedges
Foreign currency risk	(2,970)	(281)	–	–	–	(3,251)	(3,199)	(52)
Total	$(2,650)	$(1,462)	$811	$ (22)	$ (94)	$ (3,417)	$ (3,387)	$(30)

(1)	Amounts reclassified from the cash flow hedge reserve to net income are recorded in non-interest income-other.

Summary of Ineffectiveness of Hedge Relationships

Due to the ineffective portion of designated hedges, the Bank recorded the following amounts in non-interest income – other:

For the year ended October 31 ($ millions)	2017
Fair value hedges
Gain (loss) recorded on hedged items	$574
Gain (loss) recorded on hedging instruments	(588)
Ineffectiveness	$(14)
Cash flow hedges
Ineffectiveness	$24

Summary of Hedging Instruments

	2017
As at October 31 ($ millions)	Favourable	Unfavourable
Derivatives designated in fair value hedging relationships(1)	$687	$751
Derivatives designated in cash flow hedging relationships	3,746	2,749
Derivatives designated in net investment hedging relationships(1)	283	155
Total derivatives designated in hedging relationships	$4,716	$3,655

(1)

As at October 31, 2017, the fair value of non-derivative instruments designated as net investment hedges and fair value hedges was $6,183 (2016 – $6,905). These non-derivative hedging instruments are presented as deposits – financial institutions on the Consolidated Statement of Financial Position.

Schedule of Period When Cash Flows of Designated Hedged Items are Expected to Occur and Impact Consolidated Statement of Income

The period when cash flows of designated hedged items are expected to occur and impact the Consolidated Statement of Income are as follows:

As at October 31, 2017 ($ millions)	Within one year	Within one to five years	More than five years
Cash inflows from assets	$11,235	$19,866	$4,178
Cash outflows from liabilities	(31,542)	(26,863)	(4,746)
Net cash flows	$(20,307)	$(6,997)	$(568)